PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited)
1
Voya Target
Retirement 2065 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 29.9%
27,141  iShares Core S&P Mid-
Cap ETF
$ 1,679,485
7.5
5,972  iShares Core S&P
Small-Cap ETF
667,610
3.0
70,026  Vanguard FTSE
Developed Markets
ETF
3,576,228
16.0
17,162  Vanguard FTSE
Emerging Markets ETF
767,656
3.4
Total Exchange-Traded
Funds
(Cost $6,223,366)
6,690,979
29.9
MUTUAL FUNDS : 70.0%
Affiliated Investment Companies : 14.5%
90,666  Voya Intermediate
Bond Fund - Class R6
797,861
3.6
166,176  Voya Multi-Manager
International Equity
Fund - Class I
1,801,351
8.0
62,166  Voya VACS Series
EME Fund
658,955
2.9
3,258,167
14.5
Unaffiliated Investment Companies : 55.5%
59,941  Fidelity 500 Index
Fund
12,415,494
55.5
Total Mutual Funds
(Cost $15,607,206)
15,673,661
70.0
Total Long-Term
Investments
(Cost $21,830,572)
22,364,640
99.9
Total Investments in
Securities
(Cost $21,830,572) $ 22,364,640 99.9
Assets in Excess of
Other Liabilities 23,061 0.1
Net Assets $ 22,387,701 100.0

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
2
Voya Target
Retirement 2065 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2025
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 6,690,979 $ — $ — $ 6,690,979
Mutual Funds 15,673,661 — — 15,673,661
Total Investments, at fair value $ 22,364,640 $ — $ — $ 22,364,640
Other Financial Instruments+
Futures 2,334 — — 2,334
Total Assets $ 22,366,974 $ — $ — $ 22,366,974
Liabilities Table
Other Financial Instruments+
Futures $ (266) $ — $ — $ (266)
Total Liabilities $ (266) $ — $ — $ (266)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 28, 2025, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2024
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/28/2025
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 446,109 $ 537,322 $ (194,546) $ 8,976 $ 797,861 $ 26,779 $ 3,645 $ —
Voya Multi-Manager International
Equity Fund - Class I
1,334,744 1,891,274 (1,370,989) (53,678) 1,801,351 34,086 85,419 —
Voya Short Duration Bond Fund -
Class R6
— 115,279 (115,279) — — 909 465 —
Voya VACS Series EME Fund
452,582 495,319 (222,879) (66,067) 658,955 30,048 28,092 2,909
$ 2,233,435 $ 3,039,194 $ (1,903,693) $ (110,769) $ 3,258,167 $ 91,822 $ 117,621 $ 2,909
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At February 28, 2025, the following futures contracts were outstanding for Voya Target Retirement 2065 Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 5-Year Note 5 06/30/25 $ 539,688 $ 2,334
$ 539,688 $ 2,334
Short Contracts:
3-month SOFR (2) 09/16/25 (479,775) (266)
$ (479,775) $ (266)

PORTFOLIO OF INVESTMENTS
as of February 28, 2025 (Unaudited) (continued)
3
Voya Target
Retirement 2065 Fund
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 564,965
Gross Unrealized Depreciation (30,897)
Net Unrealized Appreciation $ 534,068